11. BIOLOGICAL ASSETS (Details 2) Number in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) Number	Dec. 31, 2016 BRL (R$) Number
Disclosure of detailed information about biological assets [line items]
Total current	R$ 1,510.5	R$ 1,644.9
Total non-current	R$ 903.7	R$ 917.3
Live animals [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	221,804	225,300
Total current	R$ 1,510.5	R$ 1,644.9
Total non-current	639.8	647.3
Total	R$ 2,150.3	R$ 2,292.3
Live animals [Member] | Consumable biological assets [member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	203,324	206,242
Total current	R$ 1,510.5	R$ 1,644.9
Live animals [Member] | Consumable biological assets [member] | Immature [member] | Poultry [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	199,337	202,454
Total current	R$ 699.9	R$ 770.7
Live animals [Member] | Consumable biological assets [member] | Immature [member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	3,987	3,788
Total current	R$ 810.6	R$ 874.2
Live animals [Member] | Production biological assets [member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	18,480	19,027
Total current	R$ 639.8	R$ 647.3
Live animals [Member] | Production biological assets [member] | Immature [member] | Poultry [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	6,693	6,735
Total current	R$ 117.2	R$ 119.9
Live animals [Member] | Production biological assets [member] | Immature [member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	229	195
Total current	R$ 51.2	R$ 58.9
Live animals [Member] | Production biological assets [member] | Mature [member] | Poultry [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	11,113	11,670
Total current	R$ 208.6	R$ 229.2
Live animals [Member] | Production biological assets [member] | Mature [member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	445	427
Total current	R$ 246.2	R$ 239.4